Intangible assets	12 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Intangible assets	9. Intangible assets

Accounting policies

Acquired intangible assets are held on the consolidated balance sheet at cost less accumulated amortisation and impairments. Acquired brands and other intangible assets are initially recognised at fair value if they are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Where these assets are regarded as having indefinite useful economic lives, they are not amortised.
Goodwill represents the excess of the aggregate of the consideration transferred, the value of any non-controlling interests and the fair value of any previously held equity interest in the subsidiary acquired over the fair value of the identifiable net assets. Goodwill arising on acquisitions prior to 1 July 1998 was eliminated against reserves, and this goodwill has not been reinstated. Goodwill arising subsequent to 1 July 1998 has been capitalised.
Impairment reviews are performed for cash-generating units (CGU) which are the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Amortisation of intangible assets is based on their useful economic lives and amortised on a straight-line basis and reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Goodwill and intangible assets that are regarded as having indefinite useful economic lives are not amortised and are reviewed for impairment at least annually or when there is an indication that the assets may be impaired. Impairment reviews compare the net carrying value to the recoverable amount (where recoverable amount is the higher of fair value less costs of disposal and value in use).
Where the carrying value exceeds the recoverable amount, an impairment charge is recognised. Amortisation and any impairment charges are recorded in other operating items in the income statement.
At each reporting date, a review is performed to assess whether there is any indication that an impairment recognised in prior periods should be reversed for an asset other than goodwill. Reversal of impairment is considered if the recoverable amount of the assets is consistently and significantly above the carrying value over an extended period. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment shall not exceed the carrying amount that would have been determined (net of amortisation) had no impairment been recognised for the asset in prior years. Any reversal of impairment is charged against the same income statement line on which the initial impairment was recorded.
Computer software is amortised on a straight-line basis to estimated residual value over its expected useful life. Residual values and useful lives are reviewed each year. Subject to these reviews, the estimated useful lives are up to eight years.

Critical accounting estimates and judgements

Assessment of the recoverable amount of an intangible asset and the useful economic life of an asset are based on management's estimates.
Impairment reviews are carried out to ensure that intangible assets, including brands, are not carried above their recoverable amounts. Value in use and fair value less costs of disposal are both considered for these reviews and any impairment charge is based on these. Value in use is determined using management’s estimates of forecast future cash flows, discount rates and long-term growth rates. Fair value less costs of disposal is determined using different assumptions, which may include quoted market prices, market capitalisations, valuation multiples for comparable companies applied to earnings, discounted cash flows, recent market transactions and other relevant market information. Such estimates and judgements are subject to change as a result of changing economic conditions and actuals may differ from forecasts.

Consideration of climate risk impact

The impact of climate risk on the future cash flows has also been considered for scenarios analysed in line with the climate change risk assessment. The climate change scenario analyses performed in 2026 – conducted in line with TCFD recommendations (‘Transition Scenario’ (RCP 2.6), a ‘Moderate
Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario (RCP 8.5)) – identified no material financial impact to the current year impairment assessments.

	Brands $ million	Goodwill $ million	Other intangibles $ million	Computer software $ million	Total $ million
Cost
At 30 June 2024	11,106	3,682	2,011	1,225	18,024
Hyperinflation adjustment	144	107	—	—	251
Exchange differences	33	(73)	8	75	43
Additions	66	46	—	191	303
Disposals	(220)	—	(33)	(350)	(603)
Reclassification to assets held for sale	—	(5)	—	(1)	(6)
At 30 June 2025	11,129	3,757	1,986	1,140	18,012
Hyperinflation adjustment	153	113	—	1	267
Exchange differences	(270)	(188)	(9)	(32)	(499)
Additions	—	—	—	113	113
Disposals	—	—	(3)	(27)	(30)
Acquisitions	8	(4)	—	—	4
Reclassification to assets held for sale	(5)	(33)	(42)	(17)	(97)
At 30 June 2026	11,015	3,645	1,932	1,178	17,770
Amortisation and impairment
At 30 June 2024	1,464	822	102	822	3,210
Exchange differences	5	(14)	6	38	35
Amortisation for the year	—	—	20	74	94
Impairment	416	—	—	—	416
Disposals	(137)	—	(33)	(349)	(519)
At 30 June 2025	1,748	808	95	585	3,236
Exchange differences	(99)	(65)	(4)	(14)	(182)
Amortisation for the year	—	—	5	72	77
Impairment	808	466	—	40	1,314
Disposals	—	—	(1)	(24)	(25)
Reclassification to assets held for sale	—	—	(11)	(14)	(25)
At 30 June 2026	2,457	1,209	84	645	4,395
Carrying amount
At 30 June 2026	8,558	2,436	1,848	533	13,375
At 30 June 2025	9,381	2,949	1,891	555	14,776
At 30 June 2024	9,642	2,860	1,909	403	14,814
(a) Brands
The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2026 $ million	2025 $ million
Crown Royal whisky	United States	1,464	1,464
Captain Morgan rum	Global	1,201	1,201
Johnnie Walker whisky	Global	826	856
Smirnoff vodka	Global	824	824
Shui Jing Fang Chinese white spirit	Greater China	737	698
Casamigos tequila	United States	604	604
McDowell's No.1 whisky, rum and brandy	India	336	371
Don Julio tequila	United States	292	270
Yenì Raki	Türkiye	257	477
Seagram's 7 Crown whiskey	United States	223	223
Signature whisky	India	193	213
Zacapa rum	Global	191	191
Black Dog whisky	India	163	180
Antiquity whisky	India	159	176
Gordon's gin	Europe	157	163
Other brands		931	1,470
		8,558	9,381
Brands are protected by trademarks which are renewable indefinitely in all of the major markets where they are sold. There are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of these brands.
The nature of the premium drinks industry is that obsolescence is not a common issue, with indefinite brand lives being commonplace, and Diageo has a number of brands that were originally created more than 100 years ago. Accordingly, the Directors believe that it is appropriate that the brands are treated as having indefinite lives for accounting purposes and are therefore not amortised.
(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2026 $ million	2025 $ million
North America	1,062	1,002
Europe
Türkiye	—	414
Asia Pacific
Greater China	169	160
India	745	827
Latin America and Caribbean
Mexico	138	185
Other cash-generating units	322	361
	2,436	2,949
Goodwill has arisen on the acquisition of businesses and includes synergies arising from cost savings, the opportunity to utilise Diageo’s distribution network to leverage marketing of the acquired products and the extension of the group’s portfolio of brands in new markets around the world.
(c) Other intangibles
Other intangibles principally comprise distribution rights. Diageo owns the global distribution rights for Ketel One vodka products in perpetuity, and the
Directors believe that it is appropriate to treat these rights as having an indefinite life for accounting purposes. The net book value at 30 June 2026 was
$1,800 million (2025 – $1,800 million).
(d) Impairment testing
Impairment tests are performed annually, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable.
Recoverable amounts are estimates based on the higher of value in use and fair value less costs of disposal. Value in use is determined using management estimates of forecast future cash flows, discount rates and long-term growth rates. Fair value less costs of disposal is determined using different assumptions, which may include quoted market prices, market capitalisations, valuation multiples for comparable companies applied to earnings, discounted cash flows, recent market transactions and other relevant market information. Individual brands, other intangibles with indefinite useful lives and the associated property, plant and equipment are aggregated as separate cash-generating units. Separate tests are carried out for each cash-generating unit and for each of the markets.
Goodwill is attributed to each of the markets.
The key assumptions used for the value in use calculations are as follows:
Cash flows
Cash flows are forecasted for each cash-generating unit for the financial years based on management's approved plans and reflect the following assumptions:
•Cash flows are projected based on the actual operating results and a three years strategic plan approved by management. Cash flows are extrapolated up to five years using expected growth rates in line with management’s best estimates. Growth rates reflect expectations of sales growth, operating costs and margin, based on past experience and external sources of information;
•The five years forecast period is extended by up to an additional ten years for some intangible assets and goodwill when management believes that this period is justified by the maturity of the market and expects to achieve growth in excess of the terminal growth rate driven by Diageo’s sales, marketing and distribution expertise. These cash flows beyond the five years period are projected using steady or progressively declining growth rates;
•Cash flows for the subsequent years after the forecast period are extrapolated based on a terminal growth rate which does not exceed the long-term annual inflation rate of the country or region.
Discount rates
Discount rates are the weighted average cost of capital which reflect the returns on government bonds and an equity risk premium adjusted for the drinks industry specific to the cash-generating units. The group applies post-tax discount rates to post-tax cash flows as the valuation calculated using this method closely approximates to applying pre-tax discount rates to pre-tax cash flows.
For goodwill, these assumptions are based on the cash-generating unit or group of units to which the goodwill is attributed. For brands, they are based on a weighted average taking into account the country or countries where sales are made.
The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2026		2025
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America
United States	9	2	10	2
Europe
United Kingdom	9	2	11	3
Türkiye(1)	39	11	27	14
Asia Pacific
India	12	4	13	4
Greater China	9	2	9	2
Latin America and Caribbean
Mexico	14	4	13	3
(1)The post-tax discount rates applied for calculating the recoverable amount of Türkiye
CGU varied by forecasted periods between 29% to 18%, primarily reflecting increases in market interest rates, country risk premiums and inflation expectations in the periods.
The key assumptions used in fair value less costs of disposal calculations are as follows:
Earnings multiple
The earnings multiple represents a market-based valuation multiple applied to the earnings of the CGU or brand. The multiple is determined with reference to observable multiples derived from comparable companies. In selecting the appropriate multiple, management consider the comparability of the underlying businesses and transactions, including their size, geographic exposure and operating characteristics.
Share price
For listed investments, the quoted share price in an active market is used to determine the recoverable value.
In the year ended 30 June 2026, an impairment charge of $786 million was recognised in exceptional operating items in respect of the Türkiye cash-
generating unit that included the goodwill from the Mey İçki acquisition in the amount of $466 million, the Yenì Raki brand in the amount of $280 million and other brands. The charge is largely due to the impact of hyperinflationary accounting on carrying values combined with lower forecast growth assumptions as pricing is not expected to fully match inflation in the future. The recoverable amount was estimated based on fair value less costs of disposal.
The impairment reduced the deferred tax liability by $187 million resulting in a net exceptional loss of $599 million. The recoverable amount is $689 million for Türkiye cash-generating unit.
In the year ended 30 June 2026, an impairment charge of $287 million in respect of the Don Papa brand was recognised in exceptional operating items.
The charge is driven by the decline of the rum category in Europe which impacted the brand’s long-term growth outlook. The recoverable amount was estimated based on value in use. The impairment reduced the deferred tax liability by $71 million resulting in a net exceptional loss of $216 million. The recoverable amount of the brand is $103 million.
In the year ended 30 June 2026, an impairment charge of $44 million in respect of the Aviation American Gin brand was recognised in exceptional operating items, driven by the softening category trends. The recoverable amount was estimated based on value in use. The impairment reduced the deferred tax liability by $10 million resulting in a net exceptional loss of $34 million. The recoverable amount is $nil.
In the year ended 30 June 2026, an impairment charge of $41 million in respect of Ypióca brand and related fixed assets was recognised in exceptional operating items. The charge is driven by the declining category trend and increasing competitive pressure. The recoverable amount was estimated based on value in use. The recoverable amount is $38 million.
In the year ended 30 June 2026, an impairment charge of $138 million in respect of various brands sold predominantly in the US was recognised in exceptional operating items, driven by the softening category and changes in consumer demand trends. The recoverable amount was estimated based on value in use. The impairment reduced the deferred tax liability by $36 million resulting in a net exceptional loss of $102 million. The recoverable amount is
$46 million.
In the year ended 30 June 2025, an impairment charge of $231 million in respect of the Aviation American Gin brand and related tangible fixed assets was recognised in exceptional operating items based on its value in use. The impairment reduced the tax liability by $55 million.
In the year ended 30 June 2025, an impairment charge of $170 million in respect of various US brands, tangible fixed assets and inventory was recognised in exceptional operating items, based on their value in use. The brand impairment reduced the deferred tax liability by $40 million.
In the year ended 30 June 2025, an impairment charge of $51 million in respect of the Bell’s whisky brand was recognised in exceptional operating items based on its value in use. The brand impairment reduced the deferred tax liability by
$13 million.
(e) Sensitivity to change in key assumptions
Impairment testing for the year ended 30 June 2026 has identified the Greater China cash-generating unit and Yenì Raki brand as being sensitive to reasonably possible changes in assumptions. The tables below shows the headroom at 30 June 2026 and the impairment charge that would be required if the assumptions in the calculation of their value in use or in the fair value less costs of disposal were changed:

	Valuation method	Carrying value of CGU $ million	Headroom $ million	30% decrease in share price $ million
Greater China	FVLCD	1,831	552	(112)

	Valuation method	Carrying value of CGU $ million	Headroom $ million	2ppt increase in discount rate $ million	1ppt decrease in terminal growth rate $ million	10% decrease in cash flows $ million
Yenì Raki	Value in use	353	—	(65)	(30)	(35)